RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net loss for financial reporting purposes	$ (11,021,498)	$ (10,786,468)
Accrued partnership management fee not deducted for income tax purposes	362,828	887,828
Other	111,635	688,432
Excess of tax depreciation over book depreciation on operating limited partnership assets	(871,671)	(1,182,633)
Impairment loss not recognized for tax purposes	7,131,903	6,999,722
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,080,804)	(866,662)
Difference due to fiscal year for book purposes and calendar year for tax purposes	485,317	406,270
Loss for tax return purposes	(4,882,290)	(3,853,511)
Series Forty Seven [Member]
Net loss for financial reporting purposes	(3,138,036)	(3,047,627)
Accrued partnership management fee not deducted for income tax purposes	313,344	363,344
Other	123,304	34,553
Excess of tax depreciation over book depreciation on operating limited partnership assets	(121,801)	(295,101)
Impairment loss not recognized for tax purposes	2,099,906	1,950,396
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(585,913)	(551,081)
Difference due to fiscal year for book purposes and calendar year for tax purposes	247,161	216,810
Loss for tax return purposes	(1,062,035)	(1,328,706)
Series Forty Eight [Member]
Net loss for financial reporting purposes	(2,163,384)	(2,110,274)
Accrued partnership management fee not deducted for income tax purposes	88,380	163,380
Other	31,173	27,003
Excess of tax depreciation over book depreciation on operating limited partnership assets	1,924	(395,534)
Impairment loss not recognized for tax purposes	1,450,208	1,461,206
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(148,365)	(211,727)
Difference due to fiscal year for book purposes and calendar year for tax purposes	67,629	85,322
Loss for tax return purposes	(672,435)	(980,624)
Series Forty Nine [Member]
Net loss for financial reporting purposes	(5,720,078)	(5,628,567)
Accrued partnership management fee not deducted for income tax purposes	(38,896)	361,104
Other	(42,842)	626,876
Excess of tax depreciation over book depreciation on operating limited partnership assets	(751,794)	(491,998)
Impairment loss not recognized for tax purposes	3,581,789	3,588,120
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(346,526)	(103,854)
Difference due to fiscal year for book purposes and calendar year for tax purposes	170,527	104,138
Loss for tax return purposes	$ (3,147,820)	$ (1,544,181)